ACCOUNTS RECEIVABLE, NET	9 Months Ended
Sep. 30, 2023
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	September 30,
	2023 (unaudited)	December 31, 2022
Accounts receivable	$186,745	$980,688
Less: allowance for doubtful accounts	(6,552)	-
Accounts receivable, net	$180,193	$980,688

Allowance for doubtful accounts movement is as follows:

	September 30,
	2023 (unaudited)	December 31, 2022
Beginning balance	$-	$(739)
Change during the period	6,552	739
Ending balance	$6,552	$-

Other receivable movement is as follows:

	September 30,
	2023 (unaudited)	December 31, 2022
Beginning balance	$2,089,921	$1,034,690
Change during the period	(1,296,676)	1,189,020
Foreign currency translation adjustment	(14,799)	(133,789)
Ending balance	$778,446	$2,089,921

The change during the year in 2022 is mainly from increase of consumption tax receivable that has been refunded in 2023.